UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
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                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21258

                     MERCANTILE LONG-SHORT MANAGER FUND, LLC
               (Exact name of registrant as specified in charter)
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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005


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ITEM 1.   SCHEDULE OF INVESTMENTS



MERCANTILE LONG-SHORT
MANAGER FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2005

MERCANTILE LONG-SHORT MANAGER FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2005
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
INVESTMENTS                                           COST           VALUE       % OF NET ASSETS
INVESTMENT FUNDS
GENERAL HEDGED EQUITY
  Eden Capital Partners                           $  2,000,000    $  2,246,619            4.71%
  Newcastle Partners, L.P.                           3,000,000       2,972,370            6.23
  North Sound Legacy Institutional Fund, LLC         3,250,000       4,239,396            8.89
  Wynnefield Partners Small Cap Value, L.P.          2,750,000       4,777,077           10.01
                                                  ------------    ------------    ------------
    Total General Hedged Equity                     11,000,000      14,235,462           29.84

SECTOR HEDGED EQUITY
  Artis Technology Qualified Partners, L.P.          3,366,811       4,023,800            8.43
  Basswood Financial Partners, L.P.                  2,250,000       2,983,882            6.26
  D3 Capital Management, LLC                         2,837,153       3,317,485            6.95
  TCS Capital II, L.P.                               2,200,000       3,938,928            8.26
                                                  ------------    ------------    ------------
    Total Sector Hedged Equity                      10,653,964      14,264,095           29.90

INTERNATIONAL HEDGED EQUITY
  Greylock Global Opportunity Fund, L.P.             2,500,000       3,085,118            6.47
  Horseman Global Fund I, L.P.                       2,750,000       4,337,123            9.09
  Kingdon Associates, L.P.                           3,500,000       4,857,754           10.18
                                                  ------------    ------------    ------------
    Total International Hedged Equity                8,750,000      12,279,995           25.74

SPECIALTY - EVENT DRIVEN
  Bedford Falls Investors, L.P.                      2,475,339       3,236,123            6.79
                                                  ------------    ------------    ------------
    Total Specialty - Event Driven                   2,475,339       3,236,123            6.79

SPECIALTY - GLOBAL MACRO
  Cipher Composite                                   1,500,000       1,876,049            3.94
  Peak Select                                        1,500,000       1,674,327            3.51
                                                  ------------    ------------    ------------
    Total Specialty - Global Macro                   3,000,000       3,550,376            7.45
                                                  ------------    ------------    ------------
  Total Investment Funds*                         $ 35,879,303    $ 47,566,051           99.72%
                                                  ============    ============    ============

* Percentages are based on net assets of $47,698,511. The aggregate cost of investments for tax purposes was $35,879,303. Net unrealized appreciation on investments for tax purposes was $11,686,748 consisting of $11,714,378 of gross unrealized appreciation and $27,630 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 99.72% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund, LLC


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 24, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 24, 2006


/s/ Scott J. Liotta
 -------------------
Scott J. Liotta
Principal Financial Officer

Date: February 24, 2006